Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 21, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2021	Nov. 30, 2019
Due to related parties		$ 1,070	$ 1,100		$ 1,070
Class of warrant or right, outstanding		1,500,165			1,500,165		491,259
Expenses incurred under the arrangement								$ 0
Number Of Common Stock Warrants Issued To Related Parties					245,043		74,202
Related Party Debt Accrued Interest							$ 1,600	900
Expenses recognized on awards		$ 5,251		$ 5,725	$ 56,812	$ 7,306	11,972	5,443
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 0.2
Stock Issued During Period Shares To Reimburse A Related Party For Merger related Expenses			43,150
Related Party Merger Related Expenses Amount			$ 1,700
Related Party Debt Accrued Interest		$ 0		$ 2,600	$ 1,700	3,800	1,000
Depreciation expense							100	100
Interest payable to related parties							3,500
Related Party Transaction, Amounts of Transaction							$ 0	0
Related Party Private Placement Warrants [Member]
Number Of Warrants Held By A Related Party		329,000			329,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 230			$ 230
Common Stock Warrants [Member] | Twenty Twenty Three Initial Notes [Member]
Number Of Common Stock Warrants Issued To Related Parties							170,841
Related Party Restricted Stock Units [Member]
Number of units granted to related parties					96,586		148,186
Aggregate fair value of units granted to related parties					$ 2,200		$ 20,100
Expenses recognized on awards		$ 2,500			$ 22,600
Number of Shares Owned By Related party			301,875
Related Party Restricted Stock Units [Member] | Share Price Equals Or Exceeds Twelve Dollar Per Share [Member]
Share price			$ 240
Number Of Trading Days For Determining The Share Price			20 days
Number Of Consecutive Trading Days For Determining The Share Price			30 days
Related Party Restricted Stock Units [Member] | Share Price Equals Or Exceeds Twelve Dollar Per Share [Member] | Maximum [Member]
Number Of Days Commencing After The Closing Date For Determining Share Price			150 days
Convertible Promissory Notes [Member]
Interest rate			10.00%		10.00%		10.00%
Maturity					March 2023		March 2023
February 2016 Collaborative Agreement [Member]
Revenues					$ 0	$ 0	$ 0	0
Collaborative Arrangement One [Member]
Expenses incurred under the arrangement		200			200
Sensata Technology Inc [Member] | Collaborative Agreement [Member]
Related Party Investment In The Initial Closing Of The Offering Of Convertible Preferred Stock		$ 50,000			50,000		50,000
Total purchase amount of equipment					1,000		1,000	1,000
Sensata Technology Inc [Member] | Collaborative Arrangement One [Member]
Revenues					$ 0		0
Number Of Warrants Issued During Period Shares In Exchange For Services Of Related Party	125,000
Class of warrant or right, outstanding	125,000
Fair Value Of Warrants	$ 17,600						23,300
Expenses incurred under the arrangement							0
Investor [Member] | Convertible Promissory Notes [Member]
Debt instrument face amount							64,800	16,100	$ 48,700
Convertible Promissory Notes Issued To Four Related Parties [Member] | Convertible Promissory Notes [Member]
Debt instrument face amount							$ 27,200	$ 15,700	$ 11,500
Directors And Officers [Member] | Related Party Restricted Stock Units [Member]
Number of shares issued under share-based payment arrangement							176,230
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value							$ 22,900
Five Related Parties and Officers [Member] | Related Party Restricted Stock Units [Member]
Number of shares issued under share-based payment arrangement							148,186
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value							$ 20,100